Income Taxes (Schedule of Unresolved Income Tax Positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Beginning uncertain tax positions	$ 349	$ 371
Increases related to current year income tax positions	19	18
Increases related to prior year income tax positions	12	0
Decreases related to prior year income tax positions	0	(4)
Settlements of income tax audits	0	(21)
Statute of limitations expirations and other	(4)	(3)
Foreign currency translation	27
Foreign currency translation		(12)
Ending uncertain tax positions	$ 403	$ 349